SHARE CAPITAL (Details Narrative)	9 Months Ended
Sep. 30, 2023 USD ($) shares
Notes and other explanatory information [abstract]
Convertible debentures converted value	$ 983,194
Number of shares issued | shares	227,673
Convertible debentures converted value	$ 30,000,000
Percentage of commission	3.00%
Proceed from issuing shares	$ 29,486
Legal and filing fees	$ 291,226